UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------


                                    FORM 13F


                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:____

  This Amendment (Check only one): [ ] is a restatement
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:          HEWLETT-PACKARD COMPANY
Address:       3000 HANOVER STREET MS 1050
               PALO ALTO CA  94304


Form 13F File Number:  28-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:          Charles N. Charnas
Title:         Vice President, Deputy General Counsel and Assistant Secretary
Phone:         650-857-6162


Signature, Place, and Date of Signing:



 /s/ Charles N. Charnas                Palo Alto, CA            November 9, 2005
-----------------------------      ----------------------      -----------------
      Charles N. Charnas               [City, State]                [Date]


Report Type:

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   8

Form 13F Information Table Value Total:   $47,352
                                          (thousands)


List of Other Included Managers:  NONE





















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


                           FORM 13F INFORMATION TABLE




FORM 13-F                             09/30/05
REPORTING MANAGER:                    HEWLETT-PACKARD COMPANY

----------------------------------------------------------------------------------------------------------------------------
COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5      COLUMN 6     COLUMN 7            COLUMN 8

                           TITLE                   VALUE     SHRS OR      INVESTMENT     OTHER          VOTING AUTHORITY
NAME OF ISSUER            OF CLASS     CUSIP     (x$1000)    PRN AMT      DISCRETION    MANAGERS        SOLE    SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.. Common    00971T101     3,734      234,100       SOLE                       234,100
Allscripts Healthcare
  Solutions, Inc.......... Common    01988P108     6,821      378,501       SOLE                       378,501
Altiris, Inc.............. Common    02148M100     6,116      400,000       SOLE                       400,000
CMGI, Inc................. Common    125750109    20,249   12,124,883       SOLE                    12,124,883
Interland, Inc............ Common    458727203       172       61,590       SOLE                        61,590
NaviSite, Inc............. Common    63935M208     5,565    4,416,592       SOLE                     4,416,592
PeopleSupport, Inc........ Common    712714302       117       14,916       SOLE                        14,916
Workstream Inc............ Common    981402100     4,578    2,692,825       SOLE                     2,692,825

GRAND TOTAL (Thousands):                         $47,352





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